Finance Income and Costs - Details of Finance Income and Costs (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finance Income:
Interest income	₩ 50,357	₩ 63,579	₩ 69,936
Gain on sale of accounts receivable - other	22,605	15,855	20,023
Dividends	1,170	10,011	35,143
Gain on foreign currency transactions	13,120	11,798	17,990
Gain on foreign currency translations	8,928	4,576	2,776
Gain on valuation of derivatives	101,343	2,499	6,532
Gain on settlement of derivatives	7,829	29,277	20,399
Gain relating to financial assets at FVTPL	35,844	4,504	83,636
Gain relating to financial liabilities at FVTPL	0	56
Finance income	241,196	142,155	256,435
Finance Costs:
Interest expense	399,176	406,087	307,319
Loss on sale of accounts receivable - other	0	5,823
Loss on foreign currency transactions	13,373	12,660	38,920
Loss on foreign currency translations	12,730	4,948	2,397
Loss on disposal of long-term investment securities	98
Loss on valuation of derivatives	13,551
Loss on settlement of derivatives	2,637	641	12,554
Loss relating to financial assets at FVTPL	10,894	7,753	22,507
Loss relating to financial liabilities at FVTPL		43	1,535
Other Finance Fee	44,734
Finance costs	₩ 497,193	₩ 437,955	₩ 385,232